Consolidated statements of changes in shareholders' equity - USD ($) $ in Thousands	Common shares	Treasury stock [Member]	Additional paid-in capital [Member]	Retained earnings (Accumulated deficits) [Member]	Statutory reserves [Member]	Accumulated other comprehensive income/(loss) [Member]	Total Xunlei Limited's shareholders' equity [Member]	Non-controlling interest [Member]	Total
Beginning Balance, Amount at Dec. 31, 2017	$ 83	$ 9	$ 461,330	$ (74,526)	$ 5,132	$ (7,031)	$ 384,997	$ (2,160)	$ 382,837
Beginning Balance, Shares at Dec. 31, 2017	333,643,560	35,233,649
Share-based compensation			5,294				5,294		5,294
Restricted shares vested, Amount	$ 1	$ (1)
Restricted shares vested, shares	2,879,220	(2,879,220)
Net loss				(39,278)			(39,278)	(212)	(39,490)
Currency translation adjustments						(5,717)	(5,717)	152	(5,565)
Contribution by non-controlling interest holders								197	197
Acquisition of a subsidiary								907	907
Ending Balance, Amount at Dec. 31, 2018	$ 84	$ 8	466,624	(113,804)	5,132	(12,748)	345,296	(1,116)	344,180
Ending Balance, Shares at Dec. 31, 2018	336,522,780	32,354,429
Repurchase of common shares, Amount		$ (1)
Share-based compensation			5,428				5,428		5,428
Restricted shares vested, Amount	$ 1
Restricted shares vested, shares	2,642,465	(2,642,465)
Cancellation of common shares	(4)
Net loss				(53,169)			(53,169)	(246)	(53,415)
Currency translation adjustments						(677)	(677)	27	(650)
Ending Balance, Amount at Dec. 31, 2019	$ 85	$ 7	472,052	(166,973)	5,132	(13,425)	296,878	(1,335)	295,543
Ending Balance, Shares at Dec. 31, 2019	339,165,241	29,711,964
Repurchase of common shares, Amount	$ (1)	$ 1	(4,475)				(4,475)		(4,475)
Repurchase of common shares, shares	(5,956,960)	5,956,960,000
Share-based compensation			2,310				2,310		2,310
Restricted shares vested, shares	1,193,700	(1,193,700)
Appropriation of statutory reserves				(282)	282
Net loss				(13,840)			(13,840)	(300)	(14,140)
Currency translation adjustments						11,281	11,281	(146)	11,135
Ending Balance, Amount at Dec. 31, 2020	$ 84	$ 8	$ 469,887	$ (181,095)	$ 5,414	$ (2,144)	$ 292,154	$ (1,781)	$ 290,373
Ending Balance, Shares at Dec. 31, 2020	334,401,981	34,475,224